Property, plant and equipment - Summary of Acquisitions and Capitalized Interest by Operating Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	€ 1,693	€ 1,748	€ 1,504
Capitalized interest	26	17	14
Biopharma
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	1,592	1,678
Biopharma | Manufacturing & Supply
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	1,188	1,129
Pharmaceuticals
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions			1,010
Vaccines
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions			421
Consumer Healthcare
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	101	70	€ 73
Consumer Healthcare | Manufacturing & Supply
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	€ 90	€ 63